12 Intangible assets and goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	R$ 1,361,640	R$ 682,469
Depreciation
Additions
Intangible assets and goodwill, balance at end	1,312,338	1,361,640	R$ 682,469
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	688,494	6,633	2,345
Additions	122,775	3,053	4,288
Business combinations	550,371	678,808
Intangible assets and goodwill, balance at end	1,361,640	688,494	6,633
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	(6,025)	(1,904)	(1,205)
Depreciation	(43,277)	(4,121)	(699)
Intangible assets and goodwill, balance at end	(49,302)	(6,025)	(1,904)
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	459,409	169,535
Business combinations	4,030
Intangible assets and goodwill, balance at end		459,409	169,535
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	169,535
Additions	4,030
Business combinations	285,844	169,535
Intangible assets and goodwill, balance at end	459,409	169,535
Goodwill [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning
Additions
Business combinations
Intangible assets and goodwill, balance at end
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	703,772	445,616
Intangible assets and goodwill, balance at end		703,772	445,616
Licences [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	445,616
Additions	108,000
Business combinations	150,156	445,616
Intangible assets and goodwill, balance at end	703,772	445,616
Licences [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning
Additions
Business combinations
Intangible assets and goodwill, balance at end
Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	30,961
Intangible assets and goodwill, balance at end		30,961
Trademark [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning
Additions
Business combinations	32,111
Intangible assets and goodwill, balance at end	32,111
Trademark [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning
Depreciation	(1,150)
Intangible assets and goodwill, balance at end	(1,150)
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	87,541	60,358
Intangible assets and goodwill, balance at end		87,541	60,358
Customer Relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	63,303
Additions
Business combinations	62,110	63,303
Intangible assets and goodwill, balance at end	125,413	63,303
Customer Relationships [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	(2,945)
Depreciation	(34,927)	(2,945)
Intangible assets and goodwill, balance at end	(37,872)	(2,945)
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	4,853	5,208
Intangible assets and goodwill, balance at end		4,853	5,208
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	8,288	6,633	2,345
Additions	1,101	1,301	4,288
Business combinations		354
Intangible assets and goodwill, balance at end	9,389	8,288	6,633
Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	(3,080)	(1,904)	(1,205)
Depreciation	(1,456)	(1,176)	(699)
Intangible assets and goodwill, balance at end	(4,536)	(3,080)	(1,904)
Education Content [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	12,429
Intangible assets and goodwill, balance at end		12,429
Education Content [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning
Additions
Business combinations	17,305
Intangible assets and goodwill, balance at end	17,305
Education Content [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning
Depreciation	(4,876)
Intangible assets and goodwill, balance at end	(4,876)
Educational Platform And Software In Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	13,373	1,752
Intangible assets and goodwill, balance at end		13,373	1,752
Educational Platform And Software In Progress [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning	1,752
Additions	9,644	1,752
Business combinations	2,845
Intangible assets and goodwill, balance at end	14,241	1,752
Educational Platform And Software In Progress [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning
Depreciation	(868)
Intangible assets and goodwill, balance at end	R$ (868)